UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Real Estate
Securities Fund
A Series of Franklin Real Estate Securities Trust
April 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended April 30, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter as the reopening of businesses,
widespread COVID-19 vaccinations and federal assistance
programs boosted consumer spending.
Before the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, lowered the target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the Fed held the target range for its key rate unchanged at 0.00%–
0.25%, but it continued quantitative easing and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a strong positive total
return for the 12-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Real Estate Securities Fund’s annual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Real Estate Securities Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Real Estate Securities Fund
This annual report for Franklin Real Estate Securities Fund
covers the fiscal year ended April 30 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.

Performance Overview
The Fund’s Class A shares posted a +30.97% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a total return of +35.58%.

You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), advanced strongly during the 12 months
ended April 30, 2021. Equities rose amid the U.S. recovery
from the initial shock of the novel coronavirus pandemic
and related restrictions. The phased economic reopening of
many states, the development of treatments and vaccines,
and several fiscal stimulus measures that included
direct payments to many individuals and programs designed
to help small businesses keep employees on the payroll,
supported stock prices. In November 2020, news that
several vaccines showed high efficacy rates bolstered
investor confidence. Furthermore, the implementation of
mass vaccination programs in early 2021, a significant
decline in the U.S. infection rate and continued economic
opening led U.S. equities to reach all-time price highs in April
2021.
The U.S. economy was severely impacted by the pandemic,
as business closures and restrictions on gatherings
disrupted everyday life. As a result, second-quarter
2020 gross domestic product (GDP) declined at a record
annualized rate, and mass layoffs drove the unemployment
rate to a peak of 14.8% in April.
3
However, economic
conditions improved rapidly thereafter, with the GDP
rebounding at a record annualized pace in 2020’s third
quarter and expanding at a less robust pace in 2020’s fourth quarter and 2021’s first quarter. Notably, the unemployment
rate declined to 6.1% in April 2021, as jobless claims fell and employment openings rose.

Portfolio Composition
4/30/21
% of Total
Net Assets
Specialized REITs 32.4%
Residential REITs 16.0%
Industrial REITs 13.4%
Retail REITs 10.7%
Office REITs 10.0%
Health Care REITs 7.0%
Hotel & Resort REITs 4.7%
Diversified REITs 3.0%
Real Estate Services 1.2%
Other 1.1%
Short-Term Investments & Other Net Assets 0.5%
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of stimulus payments, increasing asset
prices and generally rising savings during lockdowns led
to the strengthening of overall household balance sheets.
The higher overall household wealth and pent-up consumer
demand led to stronger consumer spending in 2021’s first
quarter that, along with the shortages of some materials
and supplies, drove many investors’ inflation expectations to increase significantly near period-end.
Investment Strategy
We are research-driven, fundamental investors. Our
investment strategy is centered on the belief that
unsynchronized economic activity within real estate sectors
provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
The Fund underperformed the benchmark during the 12
months under review, as the portfolio’s quality bias and
emphasis on owning companies best positioned to deliver
sustainable cash flow growth placed it at a disadvantage
after the market’s significant rotation into value stocks after the positive vaccine results, which were announced in
November 2020.
An underweighting in the real estate services sector
detracted from relative performance. We maintain a relative
underweighting to CBRE, the largest commercial real estate
services company in the world, specializing in property
sales, leasing, and management for a wide range of asset
types and values. Due to impacts of the pandemic, the
company’s advisory service business declined notably in
2020, with revenues and margins down significantly. During
the reporting period, however, positive vaccine news and
improving sequential data generated optimism about a
potential recovery in earnings. Accordingly, the company’s
forward capitalization multiple expanded dramatically and
now stands well above prior peak levels, driving the stock’s notable outperformance.
Stock selection and an underweighting in the healthcare
property sector also hampered relative results, as did an
underweighting in the regional malls sector. Performance in
the regional malls sector was led lower by an underweighting to Simon Property Group, one of the largest owners of retail real estate in the world, primarily regional malls in the U.S.
Despite possessing a relatively high-quality portfolio and a better balance sheet than most of its shopping mall peers,
we have maintained an underweight to Simon Property as
we see the outlook for their assets as challenged, amid
increasing ecommerce adoption. Meanwhile the advent of
COVID-19 in February 2020 only served to accelerate such
trends, in addition to hampering rent collecting ability due to the store closures. However, the arrival of the positive
vaccine news in November sparked a significant rotation into value stocks and reopening themes which benefited Simon
Property, leading to share price outperformance over the
reporting period. Nevertheless, we maintain a less-favorable view of the firm’s long-term prospects and anticipate a long road of rent and valuation declines in the years ahead.
Elsewhere, other notable relative detractors included our
investment in SBA Communications (SBAC). SBAC owns
and operates a portfolio of over 30,000 communications
Top 10 Holdings
4/30/21
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 7.8%
Industrial REITs
Equinix , Inc. 6.5%
Specialized REITs
American Tower Corp. 5.9%
Specialized REITs
Crown Castle International Corp. 5.9%
Specialized REITs
SBA Communications Corp. 4.7%
Specialized REITs
AvalonBay Communities, Inc. 3.7%
Residential REITs
Public Storage 3.7%
Specialized REITs
Alexandria Real Estate Equities, Inc. 3.6%
Office REITs
American Homes 4 Rent 3.4%
Residential REITs
Healthpeak Properties, Inc. 3.4%
Health Care REITs

Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
sites, mostly located in the U.S. Tower REITs like SBAC
continue to benefit from favorable industry tailwinds,
namely increased spending by national wireless operators
in their networks to support the significant growth in mobile data usage, along with the early stages of deployment of
assets for 5G technology. Furthermore, shares of SBAC
outperformed following the advent of COVID-19, as the
essential nature of wireless services effectively shielded
tower operators from any notable slowdown in leasing
activity. Therefore, the arrival of the positive vaccine news in November, which drove a significant rotation into value
stocks and reopening themes, disadvantaged SBAC, leading
to underperformance during the reporting period.
In contrast, stock selection in the residential sector
contributed to relative performance, led by American Homes
4 Rent. The company owns, operates and develops single-
family rental housing across the U.S., maintaining a portfolio of more than 50,000 homes, mostly in the southeast and
southwest regions of the country. American Homes 4 Rent
has continued to benefit from demographic shifts driving
increased demand for single family rental versus a backdrop
of sustained under-production of detached houses dating
back to the Global Financial Crisis. Under COVID-19,
such demand trends have only been amplified (namely
migration from urban and apartment living) with the company
experiencing record strength in operating metrics with
occupancy approaching historic highs and strong new lease
spreads through the first quarter of 2021.
Stock selection in the timber sector also enhanced relative
results, due largely to our investment in Weyerhaeuser, an
integrated timber, land and forest products company. The
company owns or controls approximately 13 million acres of
timberlands in the U.S. and Canada from which it harvests
trees, as well as being one of the largest manufacturers
of wood products in North America, producing softwood
lumber, structural panels and other specialty products. The
company’s fortunes have been buoyed enormously by the
unprecedented surge in lumber and oriented strand board
(OSB) pricing, from its April 2020 lows, amid a significant
increase in U.S. housing starts as well as strength in
repair and remodel activity, against a backdrop of under-
supply after manufacturers had curtailed production during
the COVID-19-induced lockdown phase. Weyerhaeuser
produced record results in the first quarter 2021 driven by
its wood products division, which we believe sets the stage
for further earnings growth in the second quarter, with the
ongoing strength in lumber and OSB pricing.
Elsewhere, other notable contributors to relative
performance included VEREIT, a triple-net-lease REIT
focused on owning single-tenant real estate throughout the
U.S. Although the company faced significant share price
declines at the onset of the pandemic where several of its
tenants were forced to close (notably those in casual dining category), the outlook for VEREIT’s business dramatically
improved upon the reopening of the U.S. economy, spurred
by the vaccine progress. As rent collection returned towards normalized levels, VEREIT shifted its attention back to
external growth, signaling its intent with more than $1 billion in deal volume guidance for 2021, as it sought to close
the substantial valuation gap relative to triple-net peers.
Recognizing the discounted price on offer, VEREIT was later
acquired by its large-capitalization peer Realty Income (also a Fund holding) in an-all stock deal, effectively priced at a substantial premium to where VEREIT shares had traded.
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
J. Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +30.97% +23.73%
5-Year +42.00% +6.06%
10-Year +124.53% +7.81%
Advisor
1-Year +31.27% +31.27%
5-Year +43.78% +7.53%
10-Year +130.36% +8.70%
See page 8 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI U.S. IMI Real Estate 25/50 Index tracks the large, mid- and small-cap segments of the U.S. REIT universe. The inception date of the MSCI
U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of this chart.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2096 $1.2908 $1.5004
C $0.0719 $1.2908 $1.3627
R6 $0.2832 $1.2908 $1.5740
Advisor $0.2554 $1.2908 $1.5462
Total Annual Operating Expenses
5
Share Class
A 1.00%
Advisor 0.75%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,269.63 $6.50 $1,019.06 $5.79 1.16%
C $1,000 $1,265.02 $10.72 $1,015.33 $9.54 1.91%
R6 $1,000 $1,272.02 $3.91 $1,021.35 $3.48 0.69%
Advisor $1,000 $1,271.05 $5.12 $1,020.29 $4.55 0.91%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.11 $21.69 $19.64 $22.40 $22.65
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.33 0.39 0.37 0.24
Net realized and unrealized gains (losses) ........... 4.91 (1.41) 2.69 (0.79) 0.40
Total from investment operations .................... 5.05 (1.08) 3.08 (0.42) 0.64
Less distributions from:
Net investment income .......................... (0.21) (0.28) (0.37) (0.38) (0.45)
Net realized gains ............................. (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ............................... (1.50) (3.50) (1.03) (2.34) (0.89)
Net asset value, end of year ....................... $20.66 $17.11 $21.69 $19.64 $22.40
Total return
c
................................... 30.97% (6.96)% 16.32% (2.66)% 2.92%
Ratios to average net assets
Expenses
d,e
.................................... 1.07% 1.00% 1.01% 1.11% 1.00%
Net investment income ........................... 0.77% 1.53% 1.89% 1.72% 1.04%
Supplemental data
Net assets, end of year (000’s) ..................... $318,415 $281,341 $338,260 $327,085 $333,601
Portfolio turnover rate ............................ 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.12 $20.66 $18.77 $21.56 $21.86
Income from investment operations
a
:
Net investment income
b
......................... —
c
0.16 0.25 0.20 0.07
Net realized and unrealized gains (losses) ........... 4.61 (1.31) 2.54 (0.77) 0.38
Total from investment operations .................... 4.61 (1.15) 2.79 (0.57) 0.45
Less distributions from:
Net investment income .......................... (0.07) (0.17) (0.24) (0.26) (0.31)
Net realized gains ............................. (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ............................... (1.36) (3.39) (0.90) (2.22) (0.75)
Net asset value, end of year ....................... $19.37 $16.12 $20.66 $18.77 $21.56
Total return
d
................................... 29.96% (7.62)% 15.49% (3.43)% 2.14%
Ratios to average net assets
Expenses
e,f
.................................... 1.82% 1.75% 1.76% 1.86% 1.75%
Net investment income ........................... 0.02% 0.78% 1.14% 0.97% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $23,912 $28,634 $39,619 $61,867 $72,637
Portfolio turnover rate ............................ 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.39 $21.97 $19.87 $22.61 $22.83
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.41 0.49 0.43 0.35
Net realized and unrealized gains (losses) ........... 4.99 (1.43) 2.72 (0.75) 0.41
Total from investment operations .................... 5.21 (1.02) 3.21 (0.32) 0.76
Less distributions from:
Net investment income .......................... (0.28) (0.34) (0.45) (0.46) (0.54)
Net realized gains ............................. (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ............................... (1.57) (3.56) (1.11) (2.42) (0.98)
Net asset value, end of year ....................... $21.03 $17.39 $21.97 $19.87 $22.61
Total return .................................... 31.51% (6.61)% 16.86% (2.19)% 3.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.81% 0.80% 0.76% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.67% 0.60% 0.58% 0.60% 0.55%
d
Net investment income ........................... 1.16% 1.93% 2.32% 2.23% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $32,831 $3,589 $3,699 $3,794 $2,422
Portfolio turnover rate ............................ 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.35 $21.93 $19.85 $22.59 $22.83
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.38 0.45 0.44 0.30
Net realized and unrealized gains (losses) ........... 4.98 (1.42) 2.71 (0.81) 0.41
Total from investment operations .................... 5.17 (1.04) 3.16 (0.37) 0.71
Less distributions from:
Net investment income .......................... (0.26) (0.32) (0.42) (0.41) (0.51)
Net realized gains ............................. (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ............................... (1.55) (3.54) (1.08) (2.37) (0.95)
Net asset value, end of year ....................... $20.97 $17.35 $21.93 $19.85 $22.59
Total return .................................... 31.27% (6.71)% 16.62% (2.42)% 3.18%
Ratios to average net assets
Expenses
c,d
.................................... 0.82% 0.75% 0.76% 0.86% 0.75%
Net investment income ........................... 1.01% 1.78% 2.14% 1.97% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $67,206 $65,889 $75,240 $71,000 $50,521
Portfolio turnover rate ............................ 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Statement of Investments, April 30, 2021
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.5%
Diversified REITs 3.0%
Broadstone Net Lease, Inc. .............................. United States 159,438 $ 3,217,459
VEREIT, Inc. ......................................... United States 206,765 9,891,637
13,109,096
Health Care REITs 7.0%
Healthcare Realty Trust, Inc. ............................. United States 183,227 5,892,580
Healthpeak Properties, Inc. .............................. United States 440,307 15,120,143
Welltower , Inc. ....................................... United States 134,225 10,070,902
31,083,625
Hotel & Resort REITs 4.7%
a
Host Hotels & Resorts, Inc. .............................. United States 398,409 7,235,107
MGM Growth Properties LLC, A ........................... United States 208,374 7,505,632
a
Ryman Hospitality Properties, Inc. ......................... United States 47,275 3,718,179
a
Summit Hotel Properties, Inc. ............................ United States 213,887 2,175,231
20,634,149
Industrial REITs 13.4%
Americold Realty Trust ................................. United States 171,125 6,911,739
Prologis, Inc. ......................................... United States 294,759 34,348,266
Rexford Industrial Realty, Inc. ............................ United States 204,265 11,346,921
Terreno Realty Corp. ................................... United States 104,124 6,718,080
59,325,006
Office REITs 10.0%
Alexandria Real Estate Equities, Inc. ....................... United States 86,835 15,725,819
Boston Properties, Inc. ................................. United States 45,858 5,014,572
City Office REIT, Inc. ................................... United States 121,478 1,327,755
Cousins Properties, Inc. ................................ United States 245,348 8,996,911
Douglas Emmett, Inc. .................................. United States 67,004 2,247,314
Hudson Pacific Properties, Inc. ........................... United States 128,910 3,623,660
Kilroy Realty Corp. .................................... United States 104,591 7,168,667
44,104,698
Real Estate Development 0.9%
a
Howard Hughes Corp. (The) ............................. United States 35,165 3,795,710
a
Real Estate Services 1.2%
a
CBRE Group, Inc., A ................................... United States 60,806 5,180,671
a
Research & Consulting Services 0.2%
a
CoStar Group, Inc. .................................... United States 1,275 1,089,398
a
Residential REITs 16.0%
American Homes 4 Rent, A .............................. United States 411,070 15,226,033
AvalonBay Communities, Inc. ............................ United States 86,221 16,554,432
Camden Property Trust ................................. United States 98,004 11,807,522
Equity LifeStyle Properties, Inc. ........................... United States 198,677 13,788,184
UDR, Inc. ........................................... United States 292,960 13,607,992
70,984,163
Retail REITs 10.7%
Realty Income Corp. ................................... United States 196,611 13,595,651
Regency Centers Corp. ................................. United States 176,536 11,238,282
RPT Realty .......................................... United States 154,610 1,965,093
Simon Property Group, Inc. .............................. United States 59,498 7,243,286
Spirit Realty Capital, Inc. ................................ United States 190,009 9,033,028

Franklin Real Estate Securities Trust
Statement of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 25 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Weingarten Realty Investors ............................. United States 134,374 $ 4,345,655
47,420,995
Specialized REITs 32.4%
American Tower Corp. .................................. United States 102,902 26,216,343
Crown Castle International Corp. .......................... United States 137,117 25,923,340
Equinix , Inc. ......................................... United States 39,718 28,627,146
Life Storage, Inc. ...................................... United States 46,038 4,422,410
Public Storage ....................................... United States 58,300 16,391,628
QTS Realty Trust, Inc., A ................................ United States 100,262 6,666,420
SBA Communications Corp. ............................. United States 69,784 20,915,660
Weyerhaeuser Co. .................................... United States 371,897 14,418,447
143,581,394
Total Common Stocks (Cost $277,629,632) .....................................
440,308,905
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,173,280 2,173,280
Total Money Market Funds (Cost $2,173,280) ...................................
2,173,280
Total Short Term Investments (Cost $2,173,280 ) .................................
2,173,280
a
Total Invest ments (Cost $279,802,912) 100.0% ..................................
$442,482,185
Other Assets, less Liabilities 0.0% .............................................
(118,329)
Net Assets 100.0% ...........................................................
$442,363,856
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $277,629,632
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,173,280
Value - Unaffiliated issuers .................................................................. $440,308,905
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,173,280
Receivables:
Investment securities sold ................................................................... 15,972,134
Capital shares sold ........................................................................ 653,287
Dividends ............................................................................... 55,270
European Union tax reclaims (Note 1 b ) ......................................................... 45,994
Affiliates ................................................................................ 15,445
Total assets .......................................................................... 459,224,315
Liabilities:
Payables:
Investment securities purchased .............................................................. 16,278,408
Capital shares redeemed ................................................................... 238,227
Management fees ......................................................................... 178,120
Distribution fees .......................................................................... 81,704
Accrued expenses and other liabilities ........................................................... 84,000
Total liabilities ......................................................................... 16,860,459
Net assets, at value ................................................................. $442,363,856
Net assets consist of:
Paid-in capital ............................................................................. $282,798,308
Total distributable earnings (losses) ............................................................. 159,565,548
Net assets, at value ................................................................. $442,363,856
Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $318,415,386
Shares outstanding ........................................................................ 15,411,651
Net asset value per share
a
.................................................................. $20.66
Maximum offering price per share (net asset value per share ÷ 94 .50%) ................................ $21.86
Class C:
Net assets, at value ....................................................................... $23,911,829
Shares outstanding ........................................................................ 1,234,732
Net asset value and maximum offering price per share
a
............................................. $19.37
Class R6:
Net assets, at value ....................................................................... $32,830,706
Shares outstanding ........................................................................ 1,560,923
Net asset value and maximum offering price per share ............................................. $21.03
Advisor Class:
Net assets, at value ....................................................................... $67,205,935
Shares outstanding ........................................................................ 3,204,504
Net asset value and maximum offering price per share ............................................. $20.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $7,190,563
Non-controlled affiliates (Note 3 f ) ............................................................. 28
Total investment income ................................................................... 7,190,591
Expenses:
Management fees (Note 3 a ) ................................................................... 2,011,005
Distribution fees: (Note 3c )
    Class A ................................................................................ 718,522
    Class C ................................................................................ 252,559
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 584,803
    Class C ................................................................................ 51,157
    Class R6 ............................................................................... 15,083
    Advisor Class ............................................................................ 125,241
Custodian fees (Note 4 ) ...................................................................... 2,223
Reports to shareholders ...................................................................... 88,935
Registration and filing fees .................................................................... 100,302
Professional fees ........................................................................... 187,022
Trustees' fees and expenses .................................................................. 20,299
Other .................................................................................... 21,421
Total expenses ......................................................................... 4,178,572
Expense reductions (Note 4 ) ............................................................... (7)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (13,314)
Net expenses ......................................................................... 4,165,251
Net investment income ................................................................ 3,025,340
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 15,566,763
Foreign currency transactions ................................................................ 571
Net realized gain (loss) .................................................................. 15,567,334
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 90,512,093
Translation of other assets and liabilities denominated in foreign currencies .............................. 6,303
Net change in unrealized appreciation (depreciation) ............................................ 90,518,396
Net realized and unrealized gain (loss) ............................................................ 106,085,730
Net increase (decrease) in net assets resulting from operations .......................................... $109,111,070

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,025,340 $6,987,939
Net realized gain (loss) ................................................. 15,567,334 88,113,924
Net change in unrealized appreciation (depreciation) ........................... 90,518,396 (124,359,796)
Net increase (decrease) in net assets resulting from operations ................ 109,111,070 (29,257,933)
Distributions to shareholders:
Class A ............................................................. (22,730,266) (53,087,663)
Class C ............................................................. (1,827,864) (5,689,513)
Class R6 ............................................................ (1,173,748) (613,270)
Advisor Class ........................................................ (4,888,603) (12,742,475)
Total distributions to shareholders .......................................... (30,620,481) (72,132,921)
Capital share transactions: (Note 2 )
Class A ............................................................. (18,776,518) 17,883,273
Class C ............................................................. (9,332,002) (2,965,210)
Class R6 ............................................................ 23,999,112 833,944
Advisor Class ........................................................ (11,469,984) 8,273,000
Total capital share transactions ............................................ (15,579,392) 24,025,007
Net increase (decrease) in net assets ................................... 62,911,197 (77,365,847)
Net assets:
Beginning of year ....................................................... 379,452,659 456,818,506
End of year ........................................................... $442,363,856 $379,452,659

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Real Estate Securities Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,894,947 $34,950,383 1,734,243 $36,930,245
Shares issued in reinvestment of distributions .......... 1,232,022 21,987,838 2,619,911 51,380,135
Shares redeemed ............................... (4,157,045) (75,714,739) (3,505,277) (70,427,107)
Net increase (decrease) .......................... (1,030,076) $(18,776,518) 848,877 $17,883,273
Class C Shares:
Shares sold ................................... 160,550 $2,776,472 284,507 $5,733,640
Shares issued in reinvestment of distributions .......... 108,268 1,812,201 301,810 5,576,622
Shares redeemed
a
.............................. (810,908) (13,920,675) (726,988) (14,275,472)
Net increase (decrease) .......................... (542,090) $(9,332,002) (140,671) $(2,965,210)
Class R6 Shares:
Shares sold ................................... 1,491,363 $26,583,394 89,781 $1,958,989
Shares issued in reinvestment of distributions .......... 29,591 536,694 30,792 613,270
Shares redeemed ............................... (166,379) (3,120,976) (82,617) (1,738,315)
Net increase (decrease) .......................... 1,354,575 $23,999,112 37,956 $833,944
Advisor Class Shares:
Shares sold ................................... 1,161,935 $21,382,950 873,661 $18,960,081
Shares issued in reinvestment of distributions .......... 167,142 3,026,574 423,994 8,426,467
Shares redeemed ............................... (1,922,269) (35,879,508) (930,221) (19,113,548)
Net increase (decrease) .......................... (593,192) $(11,469,984) 367,434 $8,273,000
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2021, the gross effective investment management fee rate was 0.513% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,401
CDSC retained .............................................................................. $7,976
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2021, the Fund paid transfer agent fees of $776,284, of which $329,272 was retained by Investor
Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,139,130 $78,265,932 $(79,231,782) $— $— $2,173,280 2,173,280 $28
Total Affiliated Securities .... $3,139,130 $78,265,932 $(79,231,782) $— $— $2,173,280 $28
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
At April 30, 2021, the cost of investments , net unrealized appreciation (depreciation ), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2021, aggregated
$76,263,703 and $114,751,850, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $4,189,809 $7,234,696
Long term capital gain ...................................................... 26,430,672 64,898,225
$30,620,481 $72,132,921
Cost of investments .......................................................................... $291,983,933
Unrealized appreciation ........................................................................ $162,869,946
Unrealized depreciation ........................................................................ (12,371,694)
Net unrealized appreciation (depreciation) .......................................................... $150,498,252
Distributable earnings:
Undistributed long term capital gains .............................................................. $9,067,306
5. Income Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust
9. Credit Facility
(continued)

Franklin Real Estate Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Real Estate Securities Fund (the "Fund") as of April 30, 2021, the related statement of operations for the year ended April 30,
2021, the statement of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2021 and the financial highlights for each of the five years in the period ended April 30,
2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $ 26,430 , 672 as a long term capital gain dividend for the fiscal year ended April 30, 2021.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $2,126 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended April 30, 2021. Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Real Estate Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020) previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Streetßort
Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At a meeting held on April 20, 2021 (Meeting), the Board of
Trustees (Board) of Franklin Real Estate Securities Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the existing investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
through April 30, 2022. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the continuation
of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
The Board noted that it initially approved the Management
Agreement for the Fund at its July 15, 2020 Board meeting
in connection with the Fund’s portfolio managers joining
the Manager’s Franklin Equity Group. The Board further
noted that, while the Management Agreement first became
effective on February 24, 2021 for an initial two-year
period and is not technically required to be reapproved
until 2023, management proposed that the Board approve
the continuance of the Management Agreement at this
time through April 30, 2022 in order to align the approval
cycle of the Management Agreement with the cycle for the
investment management agreements of the other Franklin
funds.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional real estate funds. The
Board noted that the Fund’s annualized total return for
the one- and five-year periods was below the median of
its Performance Universe, but for the three- and 10-year
periods was above the median of its Performance Universe.
The Board discussed this performance with management
and management noted that, effective July 1, 2019, the
Fund’s benchmark had been adjusted to a broader index that
covers a more representative exposure to non-traditional
segments of the real estate securities market. Management
further noted that, effective September 3, 2019, a change
was made to the Fund’s portfolio management team and the
Fund implemented a new investment process. Management
also noted that, in accordance with the new investment
process, effective February 24, 2021, the Fund changed its
classification from a diversified fund to a non-diversified fund, which will allow the portfolio management team to increase
its position sizes in portfolio holdings that management
believes will perform well over time. Management explained
that the Fund’s relative performance lagged that of peers
due to the Fund’s focus on quality and growth at a time when the market returned to a focus on value post the favorable
news regarding vaccine results. The Board then noted that
the Fund’s one-year performance was approximately 0.30%
below the median of its Performance Universe and the
Fund’s three-, five- and 10-year performance was positive,
exceeding 5.00% for each of these periods. The Board
concluded that the Fund’s Management Agreement should
be continued, and management’s efforts should continue to
be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each fund in
its Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
The Expense Group for the Fund included the Fund and
11 other real estate funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of and in the first quintile
(least expensive) of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement through April
30, 2022.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 A 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $36,674 for the fiscal year ended April 30, 2021 and $36,028 for the fiscal year ended April 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $170,219 for the fiscal year ended April 30, 2021 and $232,351 for the fiscal year ended April 30, 2020.  The services for which these fees were paid included tax compliance services related to year-end, tax compliance services related to partnerships, and professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2021 and $196 for the fiscal year ended April 30, 2020. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $18,550 for the fiscal year ended April 30, 2021 and $156,866 for the fiscal year ended April 30, 2020. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 204-2 and 206-4(2), valuation services related to a fair value engagement, and benchmarking services in connection with the ICI TA survey.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $188,769 for the fiscal year ended April 30, 2021 and $389,413 for the fiscal year ended April 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.          N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                           N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\MATTHEW T. HINKLE__________________________
  Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle_________________________
  Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date June 25, 2021

By S\Robert G. Kubilis__________________________
  Robert G. Kubilis

     Chief Financial Officer and Chief Accounting Officer
Date June 25, 2021